Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Taxes Tables
Schedule of Deferred Tax Assets

2015:	Balance	Rate	Tax
Federal loss carryforward	$452,503	34%	$153,851
Valuation allowance			(153,851)
Deferred tax asset			$-

2016:	Balance	Rate	Tax
Federal loss carryforward	$498,244	34%	$169,403
Valuation allowance			(169,403)
Deferred tax asset			$-

Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

2015:	Balance	Rate	Tax
Federal loss carryforward	$452,503	34%	$153,851
Valuation allowance			(153,851)
Deferred tax asset			$-

2014:	Balance	Rate	Tax
Federal loss carryforward	$620,078	34%	$210,827
Valuation allowance			(210,827)
Deferred tax asset			$-

A reconciliation between expected and actual tax liability is presented below.

	2015	2014
Expected (Benefit) – Federal rate 34%	$56,976	$(30,145)

Effect of:
Valuation allowance	(56,976)	30,145
Total Actual Provision	$-	$-

Expected tax liability
	2016	2015
Expected (Benefit) – Federal rate 34%	$(15,552)	$56,976

Effect of:
Valuation allowance	15,552	(56,976)
Total Actual Provision	$-	$-